o FCF P-1
                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF
                        FRANKLIN CUSTODIAN FUNDS, INC.
                            DATED FEBRUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The "Management" section on page 33 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $233 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager of the fund since 1957. He joined the Franklin Templeton Group in 1957.

CHRISTOPHER MOLUMPHY CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Molumphy has been a manager of the Fund since 2000. He joined the Franklin Templeton Group in 1988.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1992.

For the fiscal year ended September 30, 1999, the fund paid 0.45% of its average monthly net assets to the manager for managing the fund's assets.

III. The section "minimum investments" on page 64 is replaced with the following:

MINIMUM INVESTMENTS
----------------------------------------------------------------------
                                  INITIAL           ADDITIONAL
----------------------------------------------------------------------

----------------------------------------------------------------------
Regular accounts                  $1,000            $50
----------------------------------------------------------------------
Automatic investment plans        $50 ($25 for an   $50 ($25 for an
                                  Education IRA)    Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts                $100              $50
----------------------------------------------------------------------
Retirement accounts (other than
IRAs, IRA rollovers, Education
IRAs or Roth IRAs)                no minimum        no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Education
IRAs or Roth IRAs                 $250              $50
----------------------------------------------------------------------
Broker-dealer sponsored wrap
account programs                  $250              $50
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities, and
their immediate family members    $100              $50
----------------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

IV. The section "Account Application" on page 65 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 66). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.V. Effective July 3, 2000, the following is added to the section "Buying shares" on page 65:

[Insert graphic of        If you have another  Before requesting a
phone] BY PHONE           Franklin Templeton   telephone purchase,
(Up to $100,000 per day)  account with your    please make sure we
1-800/632-2301            bank account         have your bank
                          information on       account information
                          file, you may open   on file. If we do not
                          a new account by     have this
                          phone. The accounts  information, you will
                          must be identically  need to send written
                          registered.          instructions with
                                               your bank's name and
                          To make a same day   address, a voided
                          investment, please   check or savings
                          call us by 1:00      account deposit slip,
                          p.m. Pacific time    and a signature
                          or the close of the  guarantee if the
                          New York Stock       ownership of the bank
                          Exchange, whichever  and fund accounts is
                          is earlier.          different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is
                                               earlier.VI. The
                                               section "Automatic
                                               Investment Plan" on
                                               page 66 is replaced
                                               with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 67 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The following paragraph is added to the section "Dealer compensation" on page 73:

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

               Please keep this supplement for future reference.


o FCF PA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF
                FRANKLIN CUSTODIAN FUNDS, INC. - ADVISOR CLASS
                            DATED FEBRUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The "Management" section on page 19 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Advisers and its affiliates manage over $233 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager of the fund since 1957. He joined the Franklin Templeton Group in 1957.

CHRISTOPHER MOLUMPHY CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Molumphy has been a manager of the Fund since 2000. He joined the Franklin Templeton Group in 1988.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1992.

For the fiscal year ended September 30, 1999, the fund paid 0.45% of its average monthly net assets to the manager for managing the fund's assets.

III. The section "Account Application" on page 40 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 41). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. Effective July 3, 2000, the following is added to the section "Buying shares" on page 40:

[Insert graphic of      If you have another    Before requesting a
phone] BY PHONE         Franklin Templeton     telephone purchase,
                        account with your      please make sure we
(Up to $100,000 per     bank account           have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone. The  have this
                        accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is
                                               earlier.V. The
                                               section "Automatic
                                               Investment Plan" on
                                               page 41 is replaced
                                               with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VI. The following section is added to "Investor Services" on page 41:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VII. The section "Telephone Privileges" on page 41 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

               Please keep this supplement for future reference.

o FCF SA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN CUSTODIAN FUNDS,INC.
                            DATED FEBRUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The first waiver category in the section "Waivers for certain investors" on page 23 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

III. The eighth waiver category in the section "CDSC waivers" on page 25 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The section "Systematic withdrawal plan" on page 25 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

V. The following paragraph is added to the section "General information" on page 26:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.



o FCF SAA-1

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                 FRANKLIN CUSTODIAN FUNDS, INC.- ADVISOR CLASS
                            DATED FEBRUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The section "Systematic withdrawal plan" on page 21 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

III. The following paragraph is added to the section "General information" on page 22:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

               Please keep this supplement for future reference.